Shareholder Report, Line Graph (Details) 193834_Innovator International Developed Power Buffer ETF - April_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - April
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator International Developed Power Buffer ETF - April NAV
Accumulated Value	$ 10,999	$ 9,571	$ 9,020	$ 10,388	$ 10,000	$ 12,125
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Net (USD)
Accumulated Value	11,620	9,450	8,261	10,728	10,000	$ 14,297
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Price (USD)
Accumulated Value	$ 10,564	$ 8,821	$ 7,925	$ 10,576	$ 10,000	$ 12,668